MEDIUM-DURATION BOND FUND Annual Fund Operating Expenses - MEDIUM-DURATION BOND FUND	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.40%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.67%